SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of segments abstract [Abstract]
Disclosure of operating segments [text block]
The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment

2023

	Drybulk Carrier Business		Other	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/ Ultramax			Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	87,918	138,128	-	226,046	-	226,046	-	226,046
Ship sale revenue	63,760	94,345	-	158,105	-	158,105	-	158,105
Other	90	27	2,828	2,945	-	2,945	-	2,945
Total revenue	151,768	232,500	2,828	387,096	-	387,096	-	387,096

Voyage expenses	(25,355)	(49,259)	-	(74,614)	-	(74,614)	-	(74,614)
Vessel operating costs	(28,788)	(16,921)	2,708	(43,001)	-	(43,001)	-	(43,001)
Charter hire costs	(13,334)	(13,618)	-	(26,952)	-	(26,952)	-	(26,952)
Depreciation of ships, drydocking and plant and equipment– owned assets	(14,076)	(10,748)	-	(24,824)	-	(24,824)	-	(24,824)
Depreciation of ships and ship equipment – right-of-use assets	(14)	(30,329)	-	(30,343)	-	(30,343)	-	(30,343)
Cost of ship sale	(60,582)	(87,168)	310	(147,440)	-	(147,440)	-	(147,440)
Other	(373)	(182)	-	(555)	-	(555)	-	(555)
Costs of sales	(142,522)	(208,225)	3,018	(347,728)	-	(347,728)	-	(347,728)

Gross profit	9,246	24,275	5,846	39,368	-	39,368	-	39,368

Operating (loss) profit	(2,035)	14,550	(117)	12,398	(7,036)	5,362	-	5,362
Interest income	1,373	1,413	6	2,792	6	2,798	-	2,798
Interest expense	(6,416)	(10,682)	(1)	(17,099)	-	(17,099)	-	(17,099)
Income tax (expense) benefit	(192)	(203)	9	(386)	(297)	(683)	-	(683)
(Loss) profit for the period	(7,270)	5,078	(103)	(2,295)	(7,327)	(9,622)	-	(9,622)

(Reversal of) impairment loss on ships and assets under construction	1,849	(159)	-	1,690	-	1,690	-	1,690
Capital expenditure	37,472	837	419	38,728	-	38,728	-	38,728

2022

	Drybulk Carrier Business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/ Ultramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	159,524	268,352	2,082	429,958	-	429,958	-	429,958
Ship sale revenue	-	-	29,981	29,981	-	29,981	-	29,981
Other	410	111	-	521	-	521	-	521
Total revenue	159,934	268,463	32,063	460,460	-	460,460	-	460,460

Voyage expenses	(30,683)	(60,420)	(1)	(91,104)	-	(91,104)	-	(91,104)
Vessel operating costs	(31,625)	(18,249)	2,973	(46,901)	-	(46,901)	-	(46,901)
Charter hire costs	(12,126)	(46,800)	-	(58,926)	-	(58,926)	-	(58,926)
Depreciation of ships, drydocking and plant and equipment– owned assets	(17,946)	(11,791)	(761)	(30,498)	-	(30,498)	-	(30,498)
Depreciation of ships and ship equipment – right-of-use assets	(14)	(35,662)	-	(35,676)	-	(35,676)	-	(35,676)
Cost of ship sale	-	-	(29,897)	(29,897)	-	(29,897)	-	(29,897)
Other	(1,024)	334	(6)	(696)	-	(696)	-	(696)
Costs of sales	(93,418)	(172,588)	(27,692)	(293,698)	-	(293,698)	-	(293,698)

Gross profit	66,516	95,875	4,371	166,762	-	166,762	-	166,762

Operating profit	54,904	76,546	2,200	133,650	(14,621)	119,029	5	119,034
Interest income	881	1,085	161	2,127	101	2,228	-	2,228
Interest expense	(7,847)	(8,075)	(1,211)	(17,133)	-	(17,133)	-	(17,133)
Share of losses of joint ventures	-	-	-	-	-	-	(5)	(5)
Income tax benefit	(308)	(426)	(23)	(757)	-	(757)	-	(757)
Profit for the period	47,630	69,130	1,127	117,887	(14,520)	103,367	-	103,367

Reversal of impairment loss recognised on ships	(1,707)	-	-	(1,707)	-	(1,707)	-	(1,707)
Impairment loss on right-of-use asset	-	985	-	985	-	985	-	985
Capital expenditure	5,529	3,812	78	9,419	-	9,419	-	9,419

2021
	Drybulk Carrier Business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/ Ultramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	157,707	292,179	5,372	455,258	-	455,258	-	455,258
Ship sale revenue	-	-	-	-	-	-	-	-
Other	503	78	-	581	-	581	-	581
Total revenue	158,210	292,257	5,372	455,839	-	455,839	-	455,839

Voyage expenses	(27,235)	(69,600)	(129)	(96,964)	-	(96,964)	-	(96,964)
Vessel operating costs	(31,043)	(15,811)	2,896	(43,958)	-	(43,958)	-	(43,958)
Charter hire costs	(11,755)	(63,626)	-	(75,381)	-	(75,381)	-	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(13,724)	(10,474)	(1,668)	(25,866)	-	(25,866)	-	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(17)	(34,881)	-	(34,898)	-	(34,898)	-	(34,898)
Cost of ship sale	-	-	-	-	-	-	-	-
Other	(457)	(1,419)	1	(1,875)	-	(1,875)	-	(1,875)
Costs of sales	(84,231)	(195,811)	1,100	(278,942)	-	(278,942)	-	(278,942)

Gross profit	73,979	96,446	6,472	176,897	-	176,897	-	176,897

Operating profit	65,612	78,777	3,616	148,005	(3,379)	144,626	31	144,657
Interest income	7	11	163	181	20	201	-	201
Interest expense	(4,873)	(6,376)	(1,049)	(12,298)	-	(12,298)	-	(12,298)
Share of losses of joint ventures	-	-	-	-	-	-	(31)	(31)
Income tax benefit	3	11	104	118	-	118	-	118
Profit for the period	60,749	72,423	2,834	136,006	(3,359)	132,647	-	132,647

Reversal of impairment loss on owned ships	(3,557)	-	-	(3,557)	-	(3,557)	-	(3,557)
Reversal of impairment loss on right-of-use assets	-	(1,046)	-	(1,046)	-	(1,046)	-	(1,046)
Impairment loss on disposal group	-	-	-	2,551	-	2,551	-	2,551
Impairment of goodwill and intangibles	94	871	-	965	-	965	-	965
Capital expenditure	5,947	26,423	1,134	33,504	-	33,504	-	33,504